Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Derivative Financial Instruments
31 December 2021

	Asset £m	Current Liability £m	Non-current Liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	0.2	(0.1)	—	0.1
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.3	(0.1)	—	0.2

	0.5	(0.2)	—	0.3

31 December 2020

	Asset £m	Current Liability £m	Non-current Liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	0.1	(0.1)	—	—
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.2	—	—	0.2

	0.3	(0.1)	—	0.2

30 June 2020

	Asset £m	Current Liability £m	Non-current Liability £m	Total Asset £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	—	(0.4)	—	(0.4)
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	—	(0.8)	—	(0.8)

	—	(1.2)	—	(1.2)

	Asset £m	Current Liability £m	Non-current Liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	—	(0.4)	—	(0.4)
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.2	(1.6)	(0.1)	(1.5)

	0.2	(2.0)	(0.1)	(1.9)

30 June 2019